Segment Reporting and Geographic Information (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 24, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 24, 2016	Sep. 26, 2015	Sep. 26, 2015
Revenue:
Service									$ 107,496	$ 112,200	$ 115,325	$ 115,325
Hardware									15,048	7,573	12,248	12,248
Total revenue	$ 35,136	$ 32,311	$ 28,060	$ 27,037	$ 29,110	$ 29,408	$ 30,440	$ 30,815	122,544	119,773	127,573	127,573
Cost of sales, excluding depreciation and amortization:
Cost of service									(15,845)	(16,625)	(16,481)	(16,481)
Cost of hardware									(10,839)	(3,789)	(7,746)	(7,746)
Selling, general and administrative expenses	(16,380)	(13,786)	(14,404)	(13,731)	(15,703)	(14,199)	(14,595)	(16,176)	(58,301)	(60,673)	(64,705)	(64,705)
Stock-based compensation expense									(4,235)
Acquisition related transaction expenses	(64)	(74)	(813)	(10,460)	(2,602)	(690)	(389)	(1,278)	(11,411)	(4,959)	(524)	(524)
Depreciation and amortization	(9,933)	(8,705)	(8,004)	(7,168)	(7,435)	(9,131)	(9,172)	(9,272)	(33,810)	(35,010)	(39,386)	(39,386)
Segment operating income (loss)									(11,897)	(1,283)	(1,269)
Net operating loss	210	$ (705)	$ (2,135)	$ (9,267)	(2,974)	$ 651	$ 1,656	$ (616)	(11,897)	(1,283)	(1,269)	(1,269)
Revenue from major customers:
Total revenue									45,050	47,720	50,778
Total assets	219,023				189,870				219,023	189,870	239,940	239,940
Total goodwill	47,076				45,705				47,076	45,705	53,442	53,442
Total capital expenditures									32,728	25,672	52,405
Server Based Gaming [Member]
Revenue:
Service									74,072	78,912	88,139
Hardware									15,048	7,573	12,248
Total revenue									89,120	86,485	100,387
Cost of sales, excluding depreciation and amortization:
Cost of service									(11,688)	(12,317)	(11,895)
Cost of hardware									(10,839)	(3,789)	(7,746)
Selling, general and administrative expenses									(15,569)	(19,128)	(22,017)
Stock-based compensation expense									(231)
Acquisition related transaction expenses
Depreciation and amortization									(26,367)	(26,678)	(33,415)
Segment operating income (loss)									24,426	24,573	25,314
Revenue from major customers:
Total revenue									43,383	46,557	49,598
Total assets	113,692				104,117				113,692	104,117	135,841	135,841
Total goodwill
Total capital expenditures									22,921	15,811	44,731
Virtual Sports [Member]
Revenue:
Service									33,424	33,288	27,186
Hardware
Total revenue									33,424	33,288	27,186
Cost of sales, excluding depreciation and amortization:
Cost of service									(4,157)	(4,308)	(4,586)
Cost of hardware
Selling, general and administrative expenses									(6,168)	(7,050)	(6,691)
Stock-based compensation expense									(261)
Acquisition related transaction expenses
Depreciation and amortization									(5,587)	(6,402)	(3,952)
Segment operating income (loss)									17,251	15,528	11,957
Revenue from major customers:
Total revenue									1,667	1,163	1,180
Total assets	75,975				77,282				75,975	77,282	94,017	94,017
Total goodwill	47,076				45,705				47,076	45,705	53,442	53,442
Total capital expenditures									7,039	7,158	5,923
Corporate Functions [Member]
Revenue:
Service
Hardware
Total revenue
Cost of sales, excluding depreciation and amortization:
Cost of service
Cost of hardware
Selling, general and administrative expenses									(36,564)	(34,495)	(35,997)
Stock-based compensation expense									(3,743)
Acquisition related transaction expenses									(11,411)	(4,959)	(524)
Depreciation and amortization									(1,856)	(1,930)	(2,019)
Segment operating income (loss)									(53,574)	(41,384)	(38,540)
Revenue from major customers:
Total revenue
Total assets	29,356				8,471				29,356	8,471	10,082	10,082
Total goodwill
Total capital expenditures									2,768	2,703	1,751
Customer One [Member]
Revenue from major customers:
Total revenue									32,252	34,652	37,372
Customer One [Member] | Server Based Gaming [Member]
Revenue from major customers:
Total revenue									31,110	33,681	36,302
Customer One [Member] | Virtual Sports [Member]
Revenue from major customers:
Total revenue									1,142	971	1,070
Customer One [Member] | Corporate Functions [Member]
Revenue from major customers:
Total revenue
Customer Two [Member]
Revenue from major customers:
Total revenue									12,798	13,068	13,406
Customer Two [Member] | Server Based Gaming [Member]
Revenue from major customers:
Total revenue									12,273	12,876	13,296
Customer Two [Member] | Virtual Sports [Member]
Revenue from major customers:
Total revenue									525	192	110
Customer Two [Member] | Corporate Functions [Member]
Revenue from major customers:
Total revenue